INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Inventories (Details) - USD ($)	Mar. 31, 2024	Jun. 30, 2023
Inventory
Goods in transit	$ 1,643,982	$ 3,620,606
Supplies	18,545,213	24,893,187
Agricultural products	13,481,807	28,436,830
Inventories	129,162,538	140,426,975
Net of agricultural products	115,680,731	111,990,145
Seeds
Inventory
Inventories	591,889	1,542,159
Resale products
Inventory
Inventories	69,256,987	58,544,931
Manufactured products
Inventory
Inventories	28,389,645	25,881,761
Allowance for obsolescence
Inventory
Inventories	$ (2,746,985)	$ (2,492,499)